FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENT [Abstract]
Impairment of intangible assets		$ 9,583	$ 656
Impairment of goodwill		$ 20,611	$ 1,003